Document and Entity Information - $ / shares		9 Months Ended
	Oct. 31, 2018	Sep. 30, 2018
Registrant Name		1st Franklin Financial Corporation
Registrant CIK		0000038723
SEC Form		10-Q
Period End date		Sep. 30, 2018
Fiscal Year End		--12-31
Trading Symbol		ffc
Filer Category		Non-accelerated Filer
Current with reporting		Yes
Small Business		true
Emerging Growth Company		false
Amendment Flag		false
Document Fiscal Year Focus		2018
Document Fiscal Period Focus		Q3
Voting Common Stock
Number of common stock shares outstanding	1,700
Entity Listing, Par Value Per Share	$ 100
Nonvoting Common Stock
Number of common stock shares outstanding	168,300
Entity Listing, Par Value Per Share	$ 0